PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT
Property, plant, and equipment primarily consists of hospitality assets in the U.K., Europe, United Arab Emirates, Canada, Australia and a portfolio of hotels in the U.S.

The following table presents the useful lives of each hospitality asset by class:

Hospitality assets by class	Useful life (in years)
Building and building improvements	2 to 50 +
Land improvements	15
Furniture, fixtures and equipment	1 to 20

Hospitality properties are accounted for under the revaluation model with revaluation to fair value performed annually at December 31. Significant unobservable inputs (Level 3) in estimating hospitality property values under the revaluation method include estimates of replacement cost and estimates of remaining economic life.

There were no impairment indicators for the years ended December 31, 2025 and December 31, 2024.

Hospitality properties with a fair value of approximately $3.6 billion are situated on land held under leases or other agreements largely expiring after the year 2065.
The following table presents the change to the components of the partnership’s hospitality assets from the beginning of the year:

(US$ Millions)	Dec. 31, 2025	Dec. 31, 2024
Cost:
Balance, beginning of year	$5,434	$10,486
Acquisitions through business combinations(1)	972	—
Additions	768	459
Disposals	(162)	(304)
Foreign currency translation	288	(110)
Reclassification (to) assets held for sale and other	(250)	(439)
Reclassification of BSREP IV investments to assets held for sale(2)	—	(4,658)
	7,050	5,434
Accumulated fair value changes:
Balance, beginning of year	1,275	2,027
Revaluation gains (loss), net(3)	56	(103)
Disposals	(35)	—
Foreign currency translation	95	(37)
Reclassification (to) assets held for sale and other	6	(141)
Reclassification of BSREP IV investments to assets held for sale(1)	—	(471)
	1,397	1,275
Accumulated depreciation:
Balance, beginning of year	(1,225)	(1,428)
Depreciation	(256)	(392)
Disposals	34	162
Foreign currency translation	(73)	28
Reclassification to assets held for sale and other	55	92
Reclassification of BSREP IV investments to assets held for sale(1)	—	313
	(1,465)	(1,225)
Total property, plant and equipment(4)	$6,982	$5,484
(1)In the third quarter of 2025, the partnership acquired the European Hostels portfolio. See Note 3, Business Combinations, for more information.
(2)See Note 32, Related Parties for further information on the Reclassification of BSREP IV investments to assets held for sale.
(3)Revaluation gains (loss), net includes revaluation gains of $82 million (December 31, 2024 - losses of $23 million) recorded as revaluation surplus in the consolidated statements of comprehensive income. It also includes revaluation losses in excess of revaluation surplus of $26 million (December 31, 2024 - $80 million) recorded in other fair value losses, net in the consolidated statements of income.
(4)Includes right-of-use assets of $196 million (December 31, 2024 - $120 million).